NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MARCH 16, 2012

TO THE PROSPECTUS DATED

NOVEMBER 30, 2011

1.	Emily Alejos and Andrew Thelen have been named portfolio managers of Nuveen Tradewinds Global All-Cap Fund, effective April 1, 2012.

Emily Alejos, CFA, is Co-Chief Investment Officer, a portfolio manager and an agribusiness and food analyst at Tradewinds Global Investors, LLC (“Tradewinds”). Prior to joining Tradewinds in 2007, Ms. Alejos was with Credit Suisse Asset Management (“CSAM”) in New York for ten years. From 2004 to 2006, Ms. Alejos was a director and portfolio manager/analyst on the firm’s international focus team. For the seven years prior to that, she served as portfolio manager and head of Latin American equities, in addition to serving as a senior member of the firm’s global emerging markets team. Ms. Alejos began her career as an equity analyst, and then as an emerging markets portfolio manager with emphasis on Latin America, at Bankers Trust in New York and GT Capital in San Francisco.

Andrew Thelen, CFA, is Co-Chief Investment Officer, a portfolio manager and a chemicals and services analyst at Tradewinds. Prior to joining Tradewinds in 2006, Mr. Thelen was an equity analyst with Concord Investment Counsel where he focused on fundamental company analysis and special situations. Previous to that, he was chief financial officer for an international marketing services firm that specialized in on-line advertising and communications. Mr. Thelen also worked for publicly traded leisure company Sunterra Corporation as an acquisitions analyst, and for Arthur Andersen as a financial valuations consultant.

Effective April 1, 2012, David Iben will no longer serve as portfolio manager of Nuveen Tradewinds Global All-Cap Fund. Mr. Iben will depart from Tradewinds in the latter part of the second calendar quarter of 2012.

2.	David Iben, the current portfolio manager of the Nuveen Tradewinds Global All-Cap Plus Fund, has announced that he will depart from Tradewinds in the latter part of the second calendar quarter of 2012, but will continue to serve as portfolio manager of the fund until further notice.

Effective immediately, Nuveen Tradewinds Global All-Cap Plus Fund is closed to new investments, except for investments by defined contribution retirement plans that have existing fund accounts.

3.	Ariane Mahler has been named a portfolio manager of Nuveen Tradewinds Global Flexible Allocation Fund, effective April 1, 2012.

Ariane Mahler is a Managing Director, a portfolio manager and a telecommunication services and utilities analyst at Tradewinds. Prior to joining Tradewinds in 2007, Ms. Mahler was a director at Credit Suisse Asset Management (“CSAM”), where she oversaw the telecom, media, and electric utilities sectors. Prior to CSAM, Ms. Mahler was with Dresdner Kleinwort Wasserstein and Oppenheimer Capital in New York, where she conducted telecom and technology research in both U.S. and global markets. She also covered South America and Eastern Europe as a member of the emerging markets investment banking group at Bear Stearns in New York and SG Warburg in London.

Michael Hart will continue to serve as a portfolio manager of Nuveen Tradewinds Global Flexible Allocation Fund.

Michael Hart, CFA, is a Managing Director, a portfolio manager and a special situations and fixed income analyst at Tradewinds. Prior to joining Tradewinds in 2007, he was the president of Hemisphere Asset Management, an investment management firm he established in 2001. Prior to founding Hemisphere, Mr. Hart was a senior portfolio manager at Scudder Kemper Investments. At Scudder, his responsibilities included managing a $500-million emerging market debt portfolio as well as team-managing a $16-billion fixed income portfolio for an affiliate of Zurich Financial Services. Throughout the 1990s, Mr. Hart was a portfolio manager and securities analyst at Farmers Group Inc., where he managed global fixed income and international value equity portfolios. Mr. Hart was a member of Farmers’ fixed income and equity investment committees. Mr. Hart began his career on the options floor of the Pacific Stock Exchange in San Francisco.

Effective April 1, 2012, David Iben and Isabel Satra will no longer serve as portfolio managers of Nuveen Tradewinds Global Flexible Allocation Fund.

4.	David Iben, Alberto Jimenez Crespo and Gregory Padilla, the current portfolio managers of Nuveen Tradewinds Global Resources Fund, have announced that they will depart from Tradewinds Global Investors, LLC in the latter part of the second calendar quarter of 2012, but will continue to serve as portfolio managers of the fund until further notice. New portfolio managers for the fund will be appointed prior to their departure, and shareholders of the fund will be notified when the new portfolio managers have been appointed.

5.	Effective April 1, 2012, Alberto Jimenez Crespo will no longer serve as portfolio manager of Nuveen Tradewinds International Value Fund.

Peter Boardman will continue to serve as a portfolio manager of Nuveen Tradewinds International Value Fund.

Peter Boardman is a Managing Director, a portfolio manager and a consumer durables analyst at Tradewinds. Prior to joining Tradewinds in 2006, Mr. Boardman was an international equity analyst at Nuveen affiliate NWQ for three years. Before that time, he was a senior analyst with USAA Investment Management managing the Japan portion of the firm’s international fund while covering automobiles, pharmaceuticals, and semiconductors on a global sector basis. He spent eight years with UBS Warburg as a sell-side analyst following the automobile and auto parts industries in North America, Japan, and Asia. Prior to that, he was with Credit Lyonnais (Japan) in charge of Japanese research of automobiles, machinery, and consumer electronics. Mr. Boardman was also an institutional equity salesman with Citicorp Vickers DaCosta in both Tokyo and New York.

There have been no changes in the any of the funds’ investment objectives or policies.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRW2P-0312P

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED MARCH 16, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

NOVEMBER 30, 2011

1.	Emily Alejos, CFA, and Andrew Thelen, CFA, have been named portfolio managers of Nuveen Tradewinds Global All-Cap Fund, effective April 1, 2012.

Effective April 1, 2012, David Iben will no longer serve as portfolio manager of Nuveen Tradewinds Global All-Cap Fund. Mr. Iben will depart from Tradewinds Global Investors, LLC (“Tradewinds”) in the latter part of the second calendar quarter of 2012.

2.	David Iben, the current portfolio manager of the Nuveen Tradewinds Global All-Cap Plus Fund, has announced that he will depart from Tradewinds in the latter part of the second calendar quarter of 2012, but will continue to serve as portfolio manager of the fund until further notice.

Effective immediately, Nuveen Tradewinds Global All-Cap Plus Fund is closed to new investments, except for investments by defined contribution retirement plans that have existing fund accounts.

3.	Ariane Mahler has been named a portfolio manager of Nuveen Tradewinds Global Flexible Allocation Fund, effective April 1, 2012.

Michael Hart, CFA, will continue to serve as a portfolio manager of Nuveen Tradewinds Global Flexible Allocation Fund.

Effective April 1, 2012, David Iben and Isabel Satra will no longer serve as portfolio managers of Nuveen Tradewinds Global Flexible Allocation Fund.

4.	David Iben, Alberto Jimenez Crespo and Gregory Padilla, the current portfolio managers of Nuveen Tradewinds Global Resources Fund, have announced that they will depart from Tradewinds Global Investors, LLC in the latter part of the second calendar quarter of 2012, but will continue to serve as portfolio managers of the fund until further notice. New portfolio managers for the fund will be appointed prior to their departure, and shareholders of the fund will be notified when the new portfolio managers have been appointed.

5.	Effective April 1, 2012, Alberto Jimenez Crespo will no longer serve as portfolio manager of Nuveen Tradewinds International Value Fund.

Peter Boardman will continue to serve as a portfolio manager of Nuveen Tradewinds International Value Fund.

There have been no changes in the any of the funds’ investment objectives or policies.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRWSAI2-0312P